UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act file number 811-05531

Babson Capital Participation Investors

(Exact name of registrant as specified in charter)

1500 Main Street, Springfield, MA 01115

(Address of principal executive offices) (Zip code)

Christopher A. DeFrancis, Vice President and Secretary
1500 Main Street, Suite 2800, Springfield, MA 01115

(Name and address of agent for service)

Registrant's telephone number, including area code: 413-226-1000

___________________

Date of fiscal year end: 12/31

___________________

Date of reporting period: 09/30/12

___________________

ITEM 1.  SCHEDULE OF INVESTMENTS

CONSOLIDATED SCHEDULE OF INVESTMENTS
September 30, 2012
(Unaudited)

Corporate Restricted Securities - 81.54%: (A)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Private Placement Investments - 74.83%
A E Company, Inc.
A designer and manufacturer of machined parts and assembly structures for the commercial and military aerospace industries.
Common Stock (B)	184,615 shs.	11/10/09	$184,615	$173,352
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	92,308 shs.	11/10/09	68,566	86,676
			253,181	260,028
A H C Holding Company, Inc.
A designer and manufacturer of boilers and water heaters for the commercial sector.
15% Senior Subordinated Note due 2015	$1,426,441	11/21/07	1,411,770	1,426,441
Limited Partnership Interest (B)	12.26% int.	11/21/07	119,009	165,122
			1,530,779	1,591,563
A S A P Industries LLC
A designer and manufacturer of components used on oil and natural gas wells.
Limited Liability Company Unit Class A-2 (B)	676 uts.	12/31/08	74,333	337,245
Limited Liability Company Unit Class A-3 (B)	608 uts.	12/31/08	66,899	303,523
			141,232	640,768
A S C Group, Inc.
A designer and manufacturer of high reliability encryption equipment, communications products, computing systems and electronic components primarily for the military and aerospace sectors.
12.75% Senior Subordinated Note due 2016	$1,227,273	10/09/09	1,103,979	1,239,546
Limited Liability Company Unit Class A (B)	2,186 uts.	*	214,793	296,506
Limited Liability Company Unit Class B (B)	1,473 uts.	10/09/09	144,716	199,795
* 10/09/09 and 10/27/10.			1,463,488	1,735,847

A W X Holdings Corporation
A provider of aerial equipment rental, sales and repair services to non-residential construction and maintenance contractors operating in the State of Indiana.
10.5% Senior Secured Term Note due 2014 (D)	$420,000	05/15/08	413,944	378,000
13% Senior Subordinated Note due 2015 (D)	$420,000	05/15/08	384,627	-
Common Stock (B)	60,000 shs.	05/15/08	60,000	-
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	21,099 shs.	05/15/08	35,654	-
			894,225	378,000
ABC Industries, Inc.
A manufacturer of mine and tunneling ventilation products in the U.S.
13% Senior Subordinated Note due 2019	$600,000	08/01/12	537,925	600,808
Preferred Stock Series A (B)	150,000 shs.	08/01/12	150,000	142,500
Warrant, exercisable until 2022, to purchase
common stock at $.01 per share (B)	26,897 shs.	08/01/12	50,935	269
			738,860	743,577

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Participation Investors
September 30, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Advanced Technologies Holdings
A provider of factory maintenance services to industrial companies.
Preferred Stock Series A (B)	546 shs.	12/27/07	$270,000	$675,720
Convertible Preferred Stock Series B (B)	28 shs.	01/04/11	21,600	34,416
			291,600	710,136
All Current Holding Company
A specialty re-seller of essential electrical parts and components primarily serving wholesale distributors.
12% Senior Subordinated Note due 2015	$603,697	09/26/08	573,331	603,697
Common Stock (B)	713 shs.	09/26/08	71,303	97,307
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	507 shs.	09/26/08	46,584	69,193
			691,218	770,197
American Hospice Management Holding LLC
A for-profit hospice care provider in the United States.
12% Senior Subordinated Note due 2013	$1,687,503	*	1,665,322	1,687,503
Preferred Class A Unit (B)	1,706 uts.	**	170,600	336,093
Preferred Class B Unit (B)	808 uts.	06/09/08	80,789	93,970
Common Class B Unit (B)	16,100 uts.	01/22/04	1	-
Common Class D Unit (B)	3,690 uts.	09/12/06	-	-
* 01/22/04 and 06/09/08.			1,916,712	2,117,566
** 01/22/04 and 09/12/06.

Apex Analytix Holding Corporation
A provider of audit recovery and fraud detection services and software to commercial and retail businesses in the U.S. and Europe.
12.5% Senior Subordinated Note due 2017	$1,012,500	04/28/09	918,235	1,012,500
Preferred Stock Series B (B)	1,623 shs.	04/28/09	162,269	98,751
Common Stock (B)	723 shs.	04/28/09	723	44,012
			1,081,227	1,155,263
Arch Global Precision LLC
A leading manufacturer of high tolerance precision components and consumable tools.
14.75% Senior Subordinated Note due 2018	$766,098	12/21/11	747,852	802,826
Limited Liability Company Unit Class B (B)	28 uts.	12/21/11	28,418	37,046
Limited Liability Company Unit Class C (B)	222 uts.	12/21/11	221,582	288,834
			997,852	1,128,706

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Arrow Tru-Line Holdings, Inc.
A manufacturer of hardware for residential and commercial overhead garage doors in North America.
8% Senior Subordinated Note due 2014 (D)	$1,054,025	05/18/05	$964,526	$895,921
Preferred Stock (B)	33 shs.	10/16/09	33,224	-
Common Stock (B)	263 shs.	05/18/05	263,298	-
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	69 shs.	05/18/05	59,362	-
			1,320,410	895,921
Associated Diversified Services
A provider of routine maintenance and repair services primarily to electric utility companies predominantly on electric power distribution lines.
10% Senior Secured Term Note due 2016 (C)	$252,000	09/30/10	247,385	255,860
13% Senior Subordinated Note due 2017	$332,000	09/30/10	302,891	332,000
Limited Liability Company Unit Class B (B)	36,000 uts.	09/30/10	36,000	44,215
Limited Liability Company Unit Class B (B)	27,520 uts.	09/30/10	27,520	33,800
			613,796	665,875
Baby Jogger Holdings LLC
A designer and marketer of premium baby strollers and stroller accessories.
14% Senior Subordinated Note due 2019	$932,861	04/20/12	915,181	950,511
Common Stock (B)	754 shs.	04/20/12	75,376	88,336
			990,557	1,038,847
Barcodes Group, Inc.
A distributor and reseller of automatic identification and data capture equipment, including mobile computers, scanners, point-of-sale systems, labels, and accessories.
13.5% Senior Subordinated Note due 2016	$651,735	07/27/10	628,369	658,252
Preferred Stock (B)	13 shs.	07/27/10	131,496	131,500
Common Stock Class A (B)	44 shs.	07/27/10	437	98,887
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	8 shs.	07/27/10	76	17,160
			760,378	905,799
Bravo Sports Holding Corporation
A designer and marketer of niche branded consumer products including canopies, trampolines, in-line skates, skateboards, and urethane wheels.
12.5% Senior Subordinated Note due 2014	$1,207,902	06/30/06	1,184,711	301,976
Preferred Stock Class A (B)	465 shs.	06/30/06	141,946	-
Common Stock (B)	1 sh.	06/30/06	152	-
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	164 shs.	06/30/06	48,760	-
			1,375,569	301,976

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Participation Investors
September 30, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

C D N T, Inc.
A value-added converter and distributor of specialty pressure sensitive adhesives, foams, films, and foils.
10.5% Senior Secured Term Note due 2014	$187,718	08/07/08	$186,309	$187,718
12.5% Senior Subordinated Note due 2015	$429,070	08/07/08	407,142	429,070
Common Stock (B)	41,860 shs.	08/07/08	41,860	48,060
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	32,914 shs.	08/07/08	32,965	37,789
			668,276	702,637
Capital Specialty Plastics, Inc.
A producer of desiccant strips used for packaging pharmaceutical products.
Common Stock (B)	55 shs.	*	252	567,149
* 12/30/97 and 05/29/99.

CHG Alternative Education Holding Company
A leading provider of publicly-funded, for profit pre-K-12 education services targeting special needs children at therapeutic day schools and “at risk” youth through alternative education programs.
13.5% Senior Subordinated Note due 2018	$731,111	01/19/11	694,916	751,460
14% Senior Subordinated Note due 2019	$188,104	08/03/12	184,409	189,009
Common Stock (B)	375 shs.	01/19/11	37,500	31,967
Warrant, exercisable until 2021, to purchase
common stock at $.01 per share (B)	295 shs.	01/19/11	29,250	25,128
			946,075	997,564
Church Services Holding Company
A provider of diversified residential services to homeowners in Houston, Dallas, and Austin markets.
14.5% Senior Subordinated Note due 2018	$404,099	03/26/12	391,192	416,222
Common Stock (B)	1,327 shs.	*	132,700	189,945
Warrant, exercisable until 2022, to purchase
common stock at $.01 per share (B)	57 shs.	03/26/12	5,740	8,159
* 03/26/12, 05/25/12 and 06/19/12.			529,632	614,326

Clough, Harbour and Associates
An engineering service firm that is located in Albany, NY.
Preferred Stock (B)	147 shs.	12/02/08	146,594	90,972

Coeur, Inc.
A producer of proprietary, disposable power injection syringes.
12% Senior Subordinated Note due 2016	$642,857	10/10/08	603,968	642,857
Common Stock (B)	321 shs.	10/10/08	32,143	50,721
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	495 shs.	10/10/08	48,214	78,031
			684,325	771,609

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)
	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Connecticut Electric, Inc.
A supplier and distributor of electrical products sold into the retail and wholesale markets.
10% Senior Subordinated Note due 2014 (D)	$771,051	01/12/07	$719,299	$693,946
Limited Liability Company Unit Class A (B)	82,613 uts.	01/12/07	82,613	16,614
Limited Liability Company Unit Class C (B)	59,756 uts.	01/12/07	59,756	12,018
Limited Liability Company Unit Class D (B)	671,525 uts.	05/03/10	-	135,051
Limited Liability Company Unit Class E (B)	1,102 uts.	05/03/10	-	222
			861,668	857,851
Connor Sport Court International, Inc.
A designer and manufacturer of outdoor and indoor synthetic sports flooring and other temporary flooring products.
Preferred Stock Series B-2 (B)	9,081 shs.	07/05/07	370,796	899,880
Preferred Stock Series C (B)	3,748 shs.	07/05/07	125,207	371,430
Common Stock (B)	380 shs.	07/05/07	4	-
Limited Partnership Interest (B)	6.88% int.	*	103,135	-
* 08/12/04 and 01/14/05.			599,142	1,271,310

CorePharma LLC
A manufacturer of oral dose generic pharmaceuticals targeted at niche applications.
Warrant, exercisable until 2013, to purchase
common stock at $.001 per share (B)	10 shs.	08/04/05	72,617	575,888

Crane Rental Corporation
A crane rental company since 1960, headquartered in Florida.
13% Senior Subordinated Note due 2015	$1,215,000	08/21/08	1,145,923	1,193,511
Common Stock (B)	135,000 shs.	08/21/08	135,000	-
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	72,037 shs.	08/21/08	103,143	-
			1,384,066	1,193,511
Custom Engineered Wheels, Inc.
A manufacturer of custom engineered, non-pneumatic plastic wheels and plastic tread cap tires used primarily for lawn and garden products and wheelchairs.
12.5% Senior Subordinated Note due 2016	$1,025,480	10/27/09	929,568	1,044,151
Preferred Stock PIK (B)	156 shs.	10/27/09	156,468	143,394
Preferred Stock Series A (B)	114 shs.	10/27/09	104,374	104,767
Common Stock (B)	38 shs.	10/27/09	38,244	-
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	28 shs.	10/27/09	25,735	-
			1,254,389	1,292,312

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Participation Investors
September 30, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

DPC Holdings LLC
A provider of accounts receivable management and revenue cycle management services to customers in the healthcare, financial and utility industries.
14% Senior Subordinated Note due 2018	$1,132,147	*	$1,112,017	$1,157,662
Limited Liability Company Unit Class A (B)	13,548 uts.	*	135,477	86,345
* 10/21/11 and 08/03/12.			1,247,494	1,244,007

DPL Holding Corporation
A distributor and manufacturer of aftermarket undercarriage parts for medium and heavy duty trucks and trailers.
14% Senior Subordinated Note due 2019	$1,031,038	05/04/12	1,011,511	1,071,620
Preferred Stock (B)	20 shs.	05/04/12	204,546	207,090
Common Stock (B)	20 shs.	05/04/12	22,727	11,416
			1,238,784	1,290,126
Duncan Systems, Inc.
A distributor of windshields and side glass for the recreational vehicle market.
10% Senior Secured Term Note due 2013	$154,286	11/01/06	153,814	153,439
13% Senior Subordinated Note due 2014	$488,572	11/01/06	467,636	481,911
Common Stock (B)	102,857 shs.	11/01/06	102,857	7,934
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	32,294 shs.	11/01/06	44,663	2,491
			768,970	645,775
E S P Holdco, Inc.
A manufacturer of power protection technology for commercial office equipment, primarily supplying the office equipment dealer network.
14% Senior Subordinated Note due 2015	$1,291,694	01/08/08	1,278,527	1,291,694
Common Stock (B)	349 shs.	01/08/08	174,701	183,720
			1,453,228	1,475,414
E X C Acquisition Corporation
A manufacturer of pre-filled syringes and pump systems used for intravenous drug delivery.
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	11 shs.	06/28/04	40,875	14,003

Eatem Holding Company
A developer and manufacturer of savory flavor systems for soups, sauces, gravies, and other products produced by food manufacturers for retail and foodservice end products.
12.5% Senior Subordinated Note due 2018	$950,000	02/01/10	850,538	959,204
Common Stock (B)	50 shs.	02/01/10	50,000	41,934
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	119 shs.	02/01/10	107,100	99,988
			1,007,638	1,101,126

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)
	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

ELT Holding Company
A provider of web-based ethics and compliance training solutions for companies in the United States.
14% Senior Subordinated Note due 2019	$919,880	03/01/12	$902,711	$935,478
Common Stock (B)	41 shs.	03/01/12	90,909	67,611
			993,620	1,003,089
F C X Holdings Corporation
A distributor of specialty/technical valves, actuators, accessories, and process instrumentation supplying a number of industrial, high purity, and energy end markets in North America.
15% Senior Subordinated Note due 2017	$1,260,099	10/06/08	1,247,896	1,260,099
14% Senior Subordinated Note due 2017	$341,433	03/02/12	335,359	358,504
Preferred Stock Series A (B)	232 shs.	*	23,200	33,367
Preferred Stock Series B (B)	2,298 shs.	10/06/08	229,804	330,504
Common Stock (B)	1,625 shs.	10/06/08	1,625	172,866
* 12/30/10 and 07/01/11.			1,837,884	2,155,340

F F C Holding Corporation
A leading U.S. manufacturer of private label frozen novelty and ice cream products.
16% Senior Subordinated Note due 2017	$889,469	09/27/10	876,804	898,363
Limited Liability Company Units Preferred (B)	171 uts.	09/27/10	153,659	176,968
Limited Liability Company Units (B)	171 uts.	09/27/10	17,073	125,154
			1,047,536	1,200,485
F G I Equity LLC
A manufacturer of a broad range of filters and related products that are used in commercial, light industrial, healthcare, gas turbine, nuclear, laboratory, clean room, hotel, educational system, and food processing settings.
14.25% Senior Subordinated Note due 2016	$448,226	12/15/10	438,550	457,191
14.25% Senior Subordinated Note due 2016	$111,477	02/29/12	111,513	114,822
Limited Liability Company Unit Class B-1 (B)	65,789 uts.	12/15/10	65,789	122,933
Limited Liability Company Unit Class B-2 (B)	8,248 uts.	12/15/10	8,248	15,412
Limited Liability Company Unit Class B-3 (B)	6,522 uts.	08/30/12	15,000	12,187
			639,100	722,545
F H Equity LLC
A designer and manufacturer of a full line of automatic transmission filters and filtration systems for passenger vehicles.
14% Senior Subordinated Note due 2017	$518,337	12/20/10	501,134	518,337
Limited Liability Company Unit Class C (B)	1,575 uts.	12/20/10	16,009	12,550
			517,143	530,887
Flutes, Inc.
An independent manufacturer of micro fluted corrugated sheet material for the food and consumer products packaging industries.
10% Senior Secured Term Note due 2013 (D)	$524,791	04/13/06	519,050	209,916
14% Senior Subordinated Note due 2013 (D)	$317,177	04/13/06	290,908	-
			809,958	209,916

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Participation Investors
September 30, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

G C Holdings
A leading manufacturer of gaming tickets, industrial recording charts, security-enabled point-of sale receipts, and medical charts and supplies.
12.5% Senior Subordinated Note due 2017	$1,000,000	10/19/10	$946,077	$1,020,000
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	198 shs.	10/19/10	46,958	266,803
			993,035	1,286,803
Golden County Foods Holding, Inc.
A manufacturer of frozen appetizers and snacks.
16% Senior Subordinated Note due 2015 (D)	$1,012,500	11/01/07	938,215	-
14% PIK Note due 2015 (D)	$250,259	12/31/08	217,699	-
8% Series A Convertible Preferred Stock, convertible into
common shares (B)	151,643 shs.	11/01/07	77,643	-
			1,233,557
H M Holding Company
A designer, manufacturer, and importer of promotional and wood furniture.
7.5% Senior Subordinated Note due 2014 (D)	$362,700	10/15/09	271,181	90,675
Preferred Stock (B)	21 shs.	*	21,428	-
Preferred Stock Series B (B)	1,088 shs.	10/15/09	813,544	-
Common Stock (B)	180 shs.	02/10/06	180,000	-
Common Stock Class C (B)	296 shs.	10/15/09	-	-
Warrant, exercisable until 2013, to purchase
common stock at $.02 per share (B)	67 shs.	02/10/06	61,875	-
* 09/18/07 and 06/27/08.			1,348,028	90,675

Handi Quilter Holding Company
A designer and manufacturer of long-arm quilting machines and related components for the consumer quilting market.
12% Senior Subordinated Note due 2017	$461,539	11/14/11	430,233	479,445
Common Stock (B)	38 shs.	11/14/11	38,461	42,021
Warrant, exercisable until 2021, to purchase
common stock at $.01 per share (B)	28 shs.	11/14/11	25,596	30,090
			494,290	551,556
Healthcare Direct Holding Company
A direct-to-customer marketer of discount dental plans.
14% Senior Subordinated Note due 2019	$706,295	03/09/12	693,089	720,120
Common Stock (B)	517 shs.	03/09/12	51,724	44,129
			744,813	764,249

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)
	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

HGGC Citadel Plastics Holdings
A world-leading source for thermoset and thermoplastic compounds.
14% Senior Subordinated Note due 2019	$909,916	02/29/12	$892,939	$925,333
Common Stock (B)	101 shs.	02/29/12	100,806	95,397
			993,745	1,020,730
Home Décor Holding Company
A designer, manufacturer and marketer of framed art and wall décor products.
Common Stock (B)	33 shs.	*	33,216	79,516
Warrant, exercisable until 2013, to purchase
common stock at $.02 per share (B)	106 shs.	*	105,618	252,815
* 06/30/04 and 08/19/04.			138,834	332,331

HOP Entertainment LLC
A provider of post production equipment and services to producers of television shows and motion pictures.
Limited Liability Company Unit Class F (B)	47 uts.	10/14/11	-	-
Limited Liability Company Unit Class G (B)	114 uts.	10/14/11	-	-
Limited Liability Company Unit Class H (B)	47 uts.	10/14/11	-	-
Limited Liability Company Unit Class I (B)	47 uts.	10/14/11	-	-
			-	-
Hospitality Mints Holding Company
A manufacturer of individually-wrapped imprinted promotional mints.
14% Senior Subordinated Note due 2016	$1,569,098	08/19/08	1,502,893	1,490,643
Common Stock (B)	251 shs.	08/19/08	251,163	6,029
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	65 shs.	08/19/08	60,233	1,558
			1,814,289	1,498,230
HVAC Holdings, Inc.
A provider of integrated energy efficiency services and maintenance programs for HVAC systems.
14% Senior Subordinated Note due 2019	$1,136,364	09/27/12	1,113,658	1,135,361
Preferred Stock Series A (B)	1,127 shs.	09/27/12	112,726	107,065
Common Stock (B)	910 shs.	09/27/12	910	865
			1,227,294	1,243,291
Ideal Tridon Holdings, Inc.
A designer and manufacturer of clamps and couplings used in automotive and industrial end markets.
13.5% Senior Subordinated Note due 2018	$920,027	10/27/11	903,566	944,999
Common Stock (B)	93 shs.	10/27/11	92,854	100,493
			996,420	1,045,492
Insurance Claims Management, Inc.
A third party administrator providing auto and property claim administration services for insurance companies.
Common Stock (B)	47 shs.	02/27/07	1,424	287,519

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Participation Investors
September 30, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

International Offshore Services LLC
A leading provider of marine transportation services, platform decommissioning, and salvage services to oil and gas producers in the shallow waters of the Gulf of Mexico.
14.25% Senior Subordinated Secured Note due 2017 (D)	$1,350,000	07/07/09	$1,236,405	$337,500
Limited Liability Company Unit (B)	1,647 uts.	07/07/09	98,833	-
			1,335,238	337,500
J A C Holding Enterprises, Inc.
A supplier of luggage racks and accessories to the original equipment manufacturers.
12.5% Senior Subordinated Note due 2017	$833,333	12/20/10	730,969	777,888
Preferred Stock A (B)	165 shs.	12/20/10	165,000	67,601
Preferred Stock B (B)	0.06 shs.	12/20/10	-	25
Common Stock (B)	33 shs.	12/20/10	1,667	-
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	12 shs.	12/20/10	105,643	-
			1,003,279	845,514
Jason Partners Holdings LLC
A diversified manufacturing company serving various industrial markets.
Limited Liability Company Unit (B)	48 uts.	09/21/10	449,086	25,511

K & N Parent, Inc.
A manufacturer and supplier of automotive aftermarket performance air filters and intake systems.
14% Senior Subordinated Note due 2017	$873,913	12/23/11	857,762	908,590
Preferred Stock Series A (B)	102 shs.	12/23/11	96,578	96,577
Preferred Stock Series B (B)	29 shs.	12/23/11	27,335	27,332
Common Stock (B)	130 shs.	12/23/11	6,522	17,362
			988,197	1,049,861
K N B Holdings Corporation
A designer, manufacturer and marketer of products for the custom framing market.
15% Senior Subordinated Note due 2017	$2,218,493	*	2,051,724	2,218,493
Common Stock (B)	71,053 shs.	05/25/06	71,053	41,671
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	43,600 shs.	05/25/06	37,871	25,571
* 05/25/06 and 04/12/11.			2,160,648	2,285,735

K P H I Holdings, Inc.
A manufacturer of highly engineered plastic and metal components for a diverse range of end-markets, including medical, consumer and industrial, automotive and defense.
15% Senior Subordinated Note due 2017	$909,583	12/10/10	895,135	929,655
Common Stock (B)	232,826 shs.	12/10/10	232,826	173,346
			1,127,961	1,103,001

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)
	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Value

K P I Holdings, Inc.
The largest player in the U.S. non-automotive, non-ferrous die casting segment.
12.75% Senior Subordinated Note due 2015	$1,425,140	07/16/08	$1,355,451	$1,353,883
Convertible Preferred Stock Series C (B)	29 shs.	06/30/09	29,348	58,000
Convertible Preferred Stock Series D (B)	13 shs.	09/17/09	12,958	38,880
Common Stock (B)	235 shs.	07/15/08	234,783	-
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	51 shs.	07/16/08	50,836	-
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	67 shs.	09/17/09	-	-
			1,683,376	1,450,763
K W P I Holdings Corporation
A manufacturer and distributor of vinyl windows and patio doors throughout the northwestern United States.
12% Senior Subordinated Note due 2015 (D)	$1,674,246	03/14/07	1,523,455	-
Preferred Stock PIK (B)	793 shs.	02/07/11	306,750	-
Common Stock (B)	123 shs.	03/13/07	123,000	-
Warrant, exercisable until 2019, to purchase
preferred stock at $.01 per share (B)	71 shs.	07/07/09	-	-
Warrant, exercisable until 2017, to purchase
common stock at $.01 per share (B)	89 shs.	03/14/07	85,890	-
			2,039,095	-
LPC Holding Company
A designer and manufacturer of precision-molded silicone rubber components that are utilized in the medical and automotive end markets.
13.5% Senior Subordinated Note due 2018	$1,157,755	08/15/11	1,137,155	1,180,911
Common Stock (B)	105 shs.	08/15/11	105,019	88,259
			1,242,174	1,269,170
M V I Holding, Inc.
A manufacturer of large precision machined metal components used in equipment which services a variety of industries, including the oil and gas, mining, and defense markets.
Common Stock (B)	32 shs.	09/12/08	32,143	65,047
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	35 shs.	09/12/08	34,714	70,249
			66,857	135,296
Mail Communications Group, Inc.
A provider of mail processing and handling services, lettershop services, and commercial printing services.
Limited Liability Company Unit (B)	12,764 uts.	*	166,481	241,089
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	1,787 shs.	05/04/07	22,781	33,755
* 05/04/07 and 01/02/08.			189,262	274,844

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Participation Investors
September 30, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Manhattan Beachwear Holding Company
A designer and distributor of women's swimwear.
12.5% Senior Subordinated Note due 2018	$419,971	01/15/10	$378,099	$419,971
15% Senior Subordinated Note due 2018	$107,618	10/05/10	105,882	106,231
Common Stock (B)	35 shs.	10/05/10	35,400	56,491
Common Stock Class B (B)	118 shs.	01/15/10	117,647	187,744
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	104 shs.	01/15/10	94,579	166,153
			731,607	936,590
Marshall Physicians Services LLC
A provider of emergency department and hospital medicine services to hospitals located in the state of Kentucky. The Company was founded in 1999 and is owned by seven practicing physicians.
13% Senior Subordinated Note due 2016	$444,540	09/20/11	436,651	456,885
Limited Liability Company Unit Class A (B)	2,900 uts.	09/20/11	60,000	35,460
Limited Liability Company Unit Class D (B)	291 uts.	09/20/11	-	3,564
			496,651	495,909
MBWS Ultimate Holdco, Inc.
A provider of  services throughout North Dakota that address the fluid management and related transportation needs of an oil well.
12% Senior Subordinated Note due 2016	$1,117,495	*	1,035,440	1,128,670
Preferred Stock Series A (B)	1,388 shs.	09/07/10	138,797	522,640
Common Stock (B)	162 shs.	03/01/11	16,226	61,000
Common Stock (B)	153 shs.	09/07/10	15,282	57,611
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	103 shs.	03/01/11	10,325	38,784
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	386 shs.	09/07/10	38,623	145,345
* 09/07/10 and 03/01/11.			1,254,693	1,954,050

MedSystems Holdings LLC
A manufacturer of enteral feeding products, such as feeding tubes and other products related to assisted feeding.
13% Senior Subordinated Note due 2015	$633,199	08/29/08	589,932	633,199
Preferred Unit (B)	66 uts.	08/29/08	66,451	90,065
Common Unit Class A (B)	671 uts.	08/29/08	671	8,998
Common Unit Class B (B)	250 uts.	08/29/08	63,564	3,348
			720,618	735,610

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

MEGTEC Holdings, Inc.
A supplier of industrial and environmental products and services to a broad array of industries.
Preferred Stock (B)	56 shs.	09/24/08	$54,040	$78,400
Limited Partnership Interest (B)	0.74% int.	09/16/08	205,932	244,416
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	18 shs.	09/24/08	18,237	13,635
			278,209	336,451
Merex Holding Corporation
A provider of after-market spare parts and components, as well as Maintenance, Repair and Overhaul services for “out of production” or “legacy” aerospace and defense systems that are no longer effectively supported by the original equipment manufacturers.
14% Senior Subordinated Note due 2018	$424,528	09/22/11	416,821	437,264
Limited Liability Company Unit Series B (B)	155,945 uts.	09/22/11	155,945	-
			572,766	437,264
MicroGroup, Inc.
A manufacturer of precision parts and assemblies, and a value-added supplier of metal tubing and bars.
12% Senior Subordinated Note due 2013 (D)	$1,421,795	*	1,364,411	355,449
Common Stock (B)	238 shs.	*	238,000	-
Warrant, exercisable until 2013, to purchase
common stock at $.02 per share (B)	87 shs.	*	86,281	-
* 08/12/05 and 09/11/06.			1,688,692	355,449

Monessen Holding Corporation
A designer and manufacturer of a broad line of gas, wood, and electric hearth products and accessories.
15% Senior Subordinated Note due 2015 (D)	$823,794	06/28/11	547,745	-
7% Senior Subordinated Note due 2014 (D)	$1,350,000	06/28/11	1,281,479	-
Warrant, exercisable until 2014, to purchase
common stock at $.02 per share (B)	81 shs.	03/31/06	73,125	-
			1,902,349	-
Motion Controls Holdings
A manufacturer of high performance mechanical motion control and linkage products.
14.25% Senior Subordinated Note due 2017	$936,232	11/30/10	922,116	954,957
Limited Liability Company Unit Class B-1 (B)	93,750 uts.	11/30/10	-	83,385
Limited Liability Company Unit Class B-2 (B)	8,501 uts.	11/30/10	-	7,561
			922,116	1,045,903
NABCO, Inc.
A producer of explosive containment vessels in the United States.
14% Senior Subordinated Note due 2014 (D)	$330,882	02/24/06	306,091	82,720
Limited Liability Company Unit (B)	437 uts.	*	436,984	-
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	68 shs.	02/24/06	19,687	-
* 02/24/06 and 06/22/07.			762,762	82,720

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Participation Investors
September 30, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

NetShape Technologies, Inc.
A manufacturer of powder metal and metal injection molded precision components used in industrial, consumer, and other applications.
14% Senior Subordinated Note due 2014	$1,061,463	02/02/07	$972,522	$955,316
Limited Partnership Interest of
Saw Mill PCG Partners LLC (B)	1.38% int.	02/01/07	588,077	-
Limited Liability Company Unit Class D of
Saw Mill PCG Partners LLC (B)	9 uts.	*	8,873	-
Limited Liability Company Unit Class D-1 of
Saw Mill PCG Partners LLC (B)	121 uts.	09/30/09	121,160	-
Limited Liability Company Unit Class D-2 of
Saw Mill PCG Partners LLC (B)	68 uts.	04/29/11	34,547	-
* 12/18/08 and 09/30/09.			1,725,179	955,316

Nicoat Acquisitions LLC
A manufacturer of water-based and ultraviolet coatings for high-performance graphic arts, packaging and other specialty coating applications.
12.5% Senior Subordinated Note due 2016	$482,759	11/05/10	448,102	492,414
Limited Liability Company Unit Series B (B)	17,241 uts.	11/05/10	17,241	19,688
Limited Liability Company Unit Series B (B)	34,931 uts.	11/05/10	34,931	39,888
Limited Liability Company Unit Series F (B)	52,172 uts.	11/05/10	-	121,528
			500,274	673,518
Northwest Mailing Services, Inc.
A producer of promotional materials for companies that use direct mail as part of their customer retention and loyalty programs.
12% Senior Subordinated Note due 2016	$1,492,105	*	1,290,451	1,497,467
Limited Partnership Interest (B)	1,740 uts.	*	174,006	43,580
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	2,605 shs.	*	260,479	65,238
* 07/09/09 and 08/09/10.			1,724,936	1,606,285

NT Holding Company
A leading developer, manufacturer and provider of medical products used primarily in interventional pain management.
12% Senior Subordinated Note due 2019	$883,117	02/02/11	821,861	900,779
Common Stock (B)	126 shs.	*	125,883	109,176
Warrant, exercisable until 2021, to purchase
common stock at $.01 per share (B)	59 shs.	02/02/11	52,987	50,954
* 02/02/11 and 06/30/11.			1,000,731	1,060,909

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

O E C Holding Corporation
A provider of elevator maintenance, repair and modernization services.
13% Senior Subordinated Note due 2017	$444,445	06/04/10	$413,362	$443,455
Preferred Stock Series A (B)	554 shs.	06/04/10	55,354	21,510
Preferred Stock Series B (B)	311 shs.	06/04/10	31,125	12,095
Common Stock (B)	344 shs.	06/04/10	344	-
			500,185	477,060
Ontario Drive & Gear Ltd.
A manufacturer of all-wheel drive, off-road amphibious vehicles and related accessories.
Limited Liability Company Unit (B)	1,942 uts.	01/17/06	302,885	793,840
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	328 shs.	01/17/06	90,424	134,029
			393,309	927,869
P K C Holding Corporation
A manufacturer of plastic film and badges for the general industrial, medical, and food industries.
14% Senior Subordinated Note due 2016	$1,608,562	12/21/10	1,581,430	1,640,733
Preferred Stock Class A (B)	29 shs.	12/21/10	180,380	274,388
Common Stock (B)	29 shs.	12/21/10	13,500	-
			1,775,310	1,915,121
P P T Holdings LLC
A high-end packaging solutions provider that targets customers who have multiple packaging needs, require a high number of low volume SKUs, short lead times, technical expertise, and overall supply chain management.
15% Senior Subordinated Note due 2017	$942,279	12/20/10	927,458	941,602
Limited Liability Company Unit Class A (B)	33 uts.	12/20/10	106,071	72,456
Limited Liability Company Unit Class B (B)	33 uts.	12/20/10	1,072	72,456
			1,034,601	1,086,514
Pacific Consolidated Holdings LLC
A manufacturer of rugged, mobile liquid and gaseous oxygen and nitrogen generating systems used in the global defense, oil and gas, and medical sectors.
14% Senior Subordinated Note due 2012 (D)	$737,784	04/27/07	719,555	258,224
5% Senior Subordinated Note due 2012	$42,187	07/21/10	42,187	42,187
Preferred Shares Series E (B)	42,187 uts.	07/21/10	-	-
Limited Liability Company Unit (B)	928,962 uts.	04/27/07	33,477	-
			795,219	300,411
Paradigm Packaging, Inc.
12% Senior Subordinated Note due 2015	$843,750	12/19/00	841,998	843,750
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	197 shs.	12/21/00	140,625	-
			982,623	843,750

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Participation Investors
September 30, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Pearlman Enterprises, Inc.
A developer and distributor of tools, equipment and supplies to the natural and engineered stone industry.
Preferred Stock Series A (B)	1,236 shs.	05/22/09	$59,034	$-
Preferred Stock Series B (B)	7,059 shs.	05/22/09	290,050	-
Common Stock (B)	21,462 shs.	05/22/09	993,816	-
			1,342,900	-
Postle Aluminum Company LLC
A manufacturer and distributor of aluminum extruded products.
15% Senior Subordinated Note due 2013	$868,366	06/03/10	862,244	868,366
3% Senior Subordinated PIK Note due 2014	$1,209,017	10/02/06	1,105,524	1,209,017
Limited Liability Company Unit Class A (B)	733 uts.	10/02/06	270,000	64,831
Limited Liability Company Unit (B)	76 uts.	05/22/09	340	6,724
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	4,550 shs.	10/02/06	65,988	402,600
			2,304,096	2,551,538
Precision Wire Holding Company
A manufacturer of specialty medical wires that are used in non-elective minimally invasive surgical procedures.
14.25% Senior Subordinated Note due 2016	$1,409,674	11/12/09	1,311,075	1,437,868
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	109 shs.	11/12/09	107,970	117,772
			1,419,045	1,555,640
Qualis Automotive LLC
A distributor of aftermarket automotive brake and chassis products.
Common Stock (B)	187,500 shs.	05/28/04	187,500	301,688
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	199,969 shs.	05/28/04	199,969	321,751
			387,469	623,439
R A J Manufacturing Holdings LLC
A designer and manufacturer of women’s swimwear sold under a variety of licensed brand names.
12.5% Senior Subordinated Note due 2014	$747,145	12/15/06	723,655	747,145
Limited Liability Company Unit (B)	1,497 uts.	12/15/06	149,723	66,851
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	2 shs.	12/15/06	69,609	31,547
			942,987	845,543

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

RM Holding Company
A specialty distributor of home medical care equipment.
13% Senior Subordinated Note due 2018	$460,318	02/09/12	$434,064	$472,655
Common Stock (B)	369 shs.	02/09/12	4	35,829
Preferred Stock Series (B)	39,679 shs.	02/09/12	39,678	41,258
Warrant, exercisable until 2022, to purchase
preferred stock A at $.01 per share (B)	12,088 shs.	02/09/12	11,980	12,472
Warrant, exercisable until 2022, to purchase
preferred stock B at $.01 per share (B)	7,067 shs.	02/09/12	7,067	7,349
Warrant, exercisable until 2022, to purchase
common stock at $.01 per share (B)	185 shs.	02/09/12	-	17,965
			492,793	587,528
Royal Baths Manufacturing Company
A manufacturer and distributor of acrylic and cultured marble bathroom products.
12.5% Senior Subordinated Note due 2016	$281,250	11/14/03	277,125	281,250
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	74 shs.	11/14/03	65,089	51,011
			342,214	332,261
Safety Infrastructure Solutions
A provider of trench safety equipment to a diverse customer base across multiple end markets in Texas and the Southwestern United States.
15% Senior Subordinated Note due 2018	$656,250	03/30/12	646,933	684,486
Preferred Stock Series (B)	2,098 shs.	03/30/12	83,920	85,904
Common Stock (B)	983 shs.	03/30/12	9,830	16,740
			740,683	787,130
Sencore Holding Company
A designer, manufacturer, and marketer of decoders, receivers and modulators sold to broadcasters, satellite, cable and telecom operators for encoding/decoding analog and digital transmission video signals.

12.5% Senior Subordinated Note due 2014 (D)	$1,157,231	01/15/09	826,004	-

Smart Source Holdings LLC
A short-term computer rental company.
12% Senior Subordinated Note due 2015	$1,176,924	*	1,121,846	1,176,924
Limited Liability Company Unit (B)	328 uts.	*	334,371	323,446
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	83 shs.	*	87,231	81,929
* 08/31/07 and 03/06/08.			1,543,448	1,582,299

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Participation Investors
September 30, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Snacks Parent Corporation
The world's largest provider of trail mixes and a leading provider of snack nuts, dried fruits, and other healthy snack products.
13% Senior Subordinated Note due 2017	$885,129	11/12/10	$842,506	$863,856
Preferred Stock A (B)	1,132 shs.	11/12/10	107,498	104,195
Preferred Stock B (B)	525 shs.	11/12/10	49,884	48,351
Common Stock (B)	6,579 shs.	11/12/10	6,579	-
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	1,806 shs.	11/12/10	1,806	-
			1,008,273	1,016,402
SouthernCare Holdings, Inc.
A hospice company providing palliative care services to terminally ill patients.
14% Senior Subordinated Note due 2018	$924,334	12/01/11	907,683	949,727
Common Stock (B)	909 shs.	12/01/11	90,909	78,264
			998,592	1,027,991
Spartan Foods Holding Company
A manufacturer of branded pizza crusts and pancakes.
14.25% Senior Subordinated PIK Note due 2017	$1,200,671	12/15/09	1,066,535	1,140,637
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	136 shs.	12/15/09	120,234	30,110
			1,186,769	1,170,747
Specialty Commodities, Inc.
A distributor of specialty food ingredients.
Common Stock (B)	15,882 shs.	10/23/08	158,824	109,381
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	5,852 shs.	10/23/08	53,285	40,303
			212,109	149,684
Strata/WLA Holding Corporation
A leading independent anatomic pathology laboratory that conducts over 320,000 tests annually to customers in 40 U.S. states and in Canada and Venezuela.
14.5% Senior Subordinated Note due 2018	$953,191	07/01/11	936,831	961,328
Preferred Stock Series A (B)	76 shs.	07/01/11	76,046	39,067
			1,012,877	1,000,395
Sundance Investco LLC
A provider of post-production services to producers of movies and television shows.
Limited Liability Company Unit Class A (B)	3,405 shs.	03/31/10	-	-

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Sunrise Windows Holding Company
A manufacturer and marketer of premium vinyl windows exclusively selling to the residential remodeling and replacement market.
12% Senior Subordinated Note due 2017	$997,437	12/14/10	$949,794	$972,678
14% Senior Subordinated PIK Note due 2017	$76,114	08/17/12	72,655	74,225
Common Stock (B)	38 shs.	12/14/10	38,168	13,546
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	37 shs.	12/14/10	37,249	13,219
			1,097,866	1,073,668
Synteract Holdings Corporation
A provider of outsourced clinical trial management services to pharmaceutical and biotechnology companies.
14.5% Senior Subordinated Note due 2017	$1,423,906	09/02/08	1,361,171	1,423,906
Redeemable Preferred Stock Series A (B)	678 shs.	09/02/08	6,630	17,908
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	6,778 shs.	09/02/08	59,661	-
			1,427,462	1,441,814
T H I Acquisition, Inc.
A machine servicing company providing value-added steel services to long steel products.
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	5 shs.	01/14/08	46,617	206,909

Terra Renewal LLC
A provider of wastewater residual management and required environmental reporting, permitting, nutrient management planning and record keeping to companies involved in poultry and food processing.
12% Senior Subordinated Note due 2014 (D)	$664,062	*	644,369	-
7.44% Term Note due 2013 (C)	$709,301	08/10/12	709,301	602,905
9.25% Term Note due 2013 (C)	$945	08/31/12	945	803
7.32% Term Note due 2013 (C)	$2,061	09/10/12	2,061	1,752
Common Stock Class B	32 shs.	*	4,448	-
Limited Partnership Interest of
Saw Mill Capital Fund V, LLC (B)	2.27% int.	**	117,464	-
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	41 shs.	04/28/06	33,738	-
* 04/28/06 and 09/13/06.			1,512,326	605,460
** 03/01/05 and 10/10/08.

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Participation Investors
September 30, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Torrent Group Holdings, Inc.
A contractor specializing in the sales and installation of engineered drywells for the retention and filtration of stormwater and nuisance water flow.
14.5% Senior Subordinated Note due 2014 (D)	$1,300,003	10/26/07	$1,136,835	$1,235,003
Series B Preferred Stock (B)	97 shs.	03/31/10	-	713
Common Stock (B)	273 shs.	03/31/10	219,203	-
			1,356,038	1,235,716
Transpac Holding Company
A designer, importer, and wholesaler of home décor and seasonal gift products.
12% Senior Subordinated Note due 2015	$938,651	10/31/07	890,159	948,038
Common Stock (B)	110 shs.	10/31/07	110,430	28,724
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	50 shs.	10/31/07	46,380	12,969
			1,046,969	989,731
Tranzonic Companies (The)
A producer of commercial and industrial supplies, such as safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
13% Senior Subordinated Note due 2015	$542,400	02/05/98	540,720	542,400
Common Stock (B)	315 shs.	02/04/98	315,000	346,692
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	222 shs.	02/05/98	184,416	244,335
			1,040,136	1,133,427
Truck Bodies & Equipment International
A designer and manufacturer of accessories for heavy and medium duty trucks, primarily dump bodies, hoists, various forms of flat-bed bodies, landscape bodies and other accessories.
12% Senior Subordinated Note due 2013	$1,222,698	*	1,154,328	1,192,610
Preferred Stock Series B (B)	128 shs.	10/20/08	127,677	105,708
Common Stock (B)	393 shs.	*	423,985	-
Warrant, exercisable until 2014, to purchase
common stock at $.02 per share (B)	81 shs.	*	84,650	-
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	558 shs.	10/20/08	-	-
* 07/19/05 and 12/22/05.			1,790,640	1,298,318

TruStile Doors, Inc.
A manufacturer and distributor of interior doors.
Limited Liability Company Unit	5,888 uts.	02/28/11	125,000	173,696
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	3,060 shs.	04/11/03	36,032	15,334
			161,032	189,030

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Participation Investors
September 30, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

U-Line Corporation
A manufacturer of high-end, built-in, undercounter ice making, wine storage and refrigeration appliances.
Common Stock (B)	96 shs.	04/30/04	$96,400	$81,873
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	122 shs.	04/30/04	112,106	103,615
			208,506	185,488
U M A Enterprises, Inc.
An importer and wholesaler of home décor products.
Convertible Preferred Stock (B)	470 shs.	02/08/08	469,565	760,487

Visioneering, Inc.
A designer and manufacturer of tooling and fixtures for the aerospace industry.
10.5% Senior Secured Term Loan due 2013	$414,706	05/17/07	413,887	406,085
13% Senior Subordinated Note due 2014	$370,588	05/17/07	357,356	359,482
18% PIK Convertible Preferred Stock (B)	21,361 shs.	03/13/09	41,440	-
Common Stock (B)	70,588 shs.	05/17/07	70,588	-
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	20,003 shs.	05/17/07	31,460	-
			914,731	765,567
Vitex Packaging Group, Inc.
A manufacturer of specialty packaging, primarily envelopes and tags used on tea bags.
10% Senior Subordinated PIK Note due 2012	$109,201	10/29/09	108,987	108,210
5% Senior Subordinated PIK Note due 2012 (D)	$476,866	06/30/07	448,243	476,066
Class B Unit (B)	406,525 uts.	10/29/09	184,266	-
Class C Unit (B)	450,000 uts.	10/29/09	413,244	389,066
Limited Liability Company Unit Class A (B)	383,011 uts.	*	229,353	-
Limited Liability Company Unit Class B (B)	96,848 uts.	07/19/04	96,848	-
* 07/19/04 and 10/29/09.			1,480,941	973,342

Wellborn Forest Holding Company
A manufacturer of semi-custom kitchen and bath cabinetry.
12.13% Senior Subordinated Note due 2014	$911,250	11/30/06	867,531	820,125
Common Stock (B)	101 shs.	11/30/06	101,250	-
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	51 shs.	11/30/06	45,790	-
			1,014,571	820,125

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Participation Investors
September 30, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Wheaton Holding Corporation
A distributor and manufacturer of laboratory supply products and packaging.
Preferred Stock Series B (B)	703 shs.	06/08/10	$70,308	$72,518
Common Stock (B)	353 shs.	06/08/10	353	36,364
			70,661	108,882
Whitcraft Holdings, Inc.
A leading independent manufacturer of precision formed, machined, and fabricated flight-critical aerospace components.
12% Senior Subordinated Note due 2018	$794,521	12/16/10	738,692	810,411
Common Stock (B)	205 shs.	12/16/10	205,480	167,785
Warrant, exercisable until 2018, to purchase
common stock at $.02 per share (B)	55 shs.	12/16/10	49,334	45,090
			993,506	1,023,286
Workplace Media Holding Company
A direct marketer specializing in providing advertisers with access to consumers in the workplace.
13% Senior Subordinated Note due 2015 (D)	$654,247	05/14/07	601,454	-
Limited Partnership Interest (B)	12.26% int.	05/14/07	61,308	-
Warrant, exercisable until 2015, to purchase
common stock at $.02 per share (B)	47 shs.	05/14/07	44,186	-
			706,948	-
WP Supply Holding Corporation
A distributor of fresh fruits and vegetables to grocery wholesalers and foodservice distributors in the upper Midwest.
14.5% Senior Subordinated Note due 2018	$869,526	11/03/11	853,857	877,579
Common Stock (B)	1,500 shs.	11/03/11	150,000	105,844
			1,003,857	983,423

Total Private Placement Investments (E)			$106,946,713	$95,717,951

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2012
(Unaudited)

			Shares or
	Interest	Due	Principal		Market
Corporate Restricted Securities: (A) (Continued)	Rate	Date	Amount	Cost	Value

Rule 144A Securities - 6.71%:

Bonds 6.71%
ArcelorMittal	6.125%	06/01/18	$500,000	$514,888	496,725
Ashland Inc.	4.750	08/15/22	500,000	500,000	511,250
Avaya, Inc.	7.000	04/01/19	500,000	501,159	465,000
Calumet Specialty Products Partners L.P.	9.625	08/01/20	500,000	491,138	538,750
Cequel Communications Holdings I LLC	8.625	11/15/17	500,000	521,766	533,750
Coffeyville Resources LLC	9.000	04/01/15	26,000	25,929	27,755
Continental Resources, Inc.	5.000	09/15/22	500,000	511,756	522,500
Everest Acquisition LLC/Everest Acquisition Finance, Inc.	9.375	05/01/20	500,000	508,521	545,000
First Data Corporation	7.375	06/15/19	250,000	250,000	257,812
FMG Resources	7.000	11/01/15	250,000	257,658	248,750
Hilcorp Energy Company	7.625	04/15/21	325,000	311,406	357,500
J.B. Poindexter Co., Inc.	9.000	04/01/22	500,000	500,000	500,000
MEG Energy Corporation	6.375	01/30/23	500,000	500,000	533,750
Peabody Energy Corporation	6.000	11/15/18	500,000	500,609	500,000
Penske Corporation	4.875	07/11/22	500,000	497,914	499,119
Samson Investment Company	9.750	02/15/20	350,000	344,042	360,500
ServiceMaster Company	7.000	08/15/20	500,000	500,000	512,500
Unit Corporation	6.625	05/15/21	500,000	493,848	516,250
Valeant Pharmaceuticals International	7.000	10/01/20	250,000	250,823	263,125
Welltec A/S	8.000	02/01/19	375,000	367,832	390,000
Total Bonds				8,349,289	8,580,036

Convertible Preferred Stock - 0.00%
ETEX Corporation (B)			194	-	-
Total Convertible Preferred Stock				-	-

Preferred Stock - 0.00%
TherOX, Inc. (B)			26	-	-
Total Preferred Stock				-	-

Common Stock - 0.00%
Touchstone Health Partnership (B)			292	-	-
Total Common Stock				-	-

Total Rule 144A Securities				8,349,289	8,580,036

Total Corporate Restricted Securities				$115,296,002	$104,297,987

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Participation Investors
September 30, 2012
(Unaudited)

	Interest	Due	Principal		Market
Corporate Public Securities - 21.00%: (A)	Rate	Date	Amount	Cost	Value

Bonds -20.98%
Accuride Corp	9.500%	08/01/18	$500,000	$481,711	$513,750
Alcoa, Inc.	6.150	08/15/20	600,000	630,533	662,140
Alere, Inc.	9.000	05/15/16	300,000	315,905	320,250
Alliant Techsystems Inc.	6.875	09/15/20	500,000	538,128	545,000
Ally Financial, Inc.	5.500	02/15/17	750,000	766,078	783,962
Alta Mesa Financial Services	9.625	10/15/18	750,000	726,568	750,000
Anglogold Holdings PLC	5.375	04/15/20	600,000	605,422	630,000
Avis Budget Car Rental	9.750	03/15/20	375,000	375,000	428,437
B E Aerospace, Inc.	6.875	10/01/20	250,000	256,851	277,500
Bank of America Corporation	5.875	01/05/21	600,000	623,771	692,207
Bill Barrett Corporation	7.000	10/15/22	500,000	479,092	513,750
Brunswick Corporation	7.125	08/01/27	500,000	504,982	506,250
C R H America, Inc.	5.300	10/15/13	500,000	479,946	520,297
Calumet Specialty Products Partners L.P.	9.375	05/01/19	375,000	350,230	403,125
CCO Holdings Capital Corporation	5.250	09/30/22	500,000	495,023	502,500
Centurytel, Inc.	5.000	02/15/15	500,000	508,365	533,199
CHC Helicopter SA	9.250	10/15/20	1,000,000	927,936	1,027,500
Chesapeake Energy Corporation	6.775	03/15/19	375,000	368,735	375,938
CIT Group, Inc.	5.000	08/15/22	500,000	500,000	520,202
Citigroup, Inc.	5.500	04/11/13	500,000	491,427	512,233
DaVita, Inc.	5.750	08/15/22	500,000	500,000	520,000
Duke Realty Limited Partnership	3.875	10/15/22	500,000	509,305	508,480
Ensco PLC	3.250	03/15/16	600,000	598,384	640,142
Equifax, Inc.	4.450	12/01/14	500,000	508,835	529,154
GATX Corporation	4.750	05/15/15	500,000	504,417	535,430
General Electric Capital Corporation	5.500	01/08/20	500,000	498,464	591,508
Goldman Sachs Group, Inc.	4.750	07/15/13	500,000	484,176	515,908
Headwaters, Inc.	7.625	04/01/19	305,000	305,142	309,575
Health Management Association	6.125	04/15/16	250,000	256,821	272,500
HealthSouth Corporation	7.750	09/15/22	500,000	501,184	546,250
Hertz Corporation	6.750	04/15/19	220,000	216,858	232,100
International Game Technology	7.500	06/15/19	500,000	499,790	599,743
Jabil Circuit, Inc.	4.700	09/15/22	500,000	499,959	497,500
Johnson Controls, Inc.	5.500	01/15/16	500,000	444,090	573,049
Kraft Foods, Inc.	5.375	02/10/20	500,000	513,695	603,183
Masco Corporation	7.125	03/15/20	350,000	349,995	398,411
Morgan Stanley	5.500	01/26/20	500,000	497,882	544,245
NBC Universal Media LLC	5.150	04/30/20	500,000	499,425	592,541

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2012
(Unaudited)

	Interest	Due	Principal		Market
Corporate Public Securities (A)	Rate	Date	Amount	Cost	Value

Nexeo Solutions LLC	8.375%	03/01/18	$20,000	$20,000	$19,799
Niska Gas Storage Partners LLC	8.875	03/15/18	500,000	506,100	516,250
Northern Tier Energy LLC	10.500	12/01/17	292,000	303,504	319,740
Omnova Solutions, Inc.	7.875	11/01/18	750,000	764,576	757,500
Perry Ellis International, Inc.	7.875	04/01/19	375,000	371,373	388,125
Precision Drilling Corporation	6.625	11/15/20	250,000	257,668	266,250
Qwest Diagnostic, Inc.	4.750	01/30/20	500,000	498,960	559,335
Sealed Air Corporation	7.875	06/15/17	500,000	494,604	535,000
Sprint Nextel Corporation	6.000	12/01/16	500,000	512,297	515,000
Steelcase, Inc.	6.375	02/15/21	500,000	507,672	537,227
Tech Data Corporation	3.750	09/21/17	500,000	507,436	509,031
Thermadyne Holdings Corporation	9.000	12/15/17	250,000	265,224	266,250
Time Warner Cable, Inc.	5.000	02/01/20	500,000	492,010	579,686
Tyson Foods, Inc.	4.500	06/15/22	500,000	516,498	523,750
Weatherford International Limited	4.500	04/15/22	500,000	521,615	522,913
Total Bonds				8,349,289	8,580,036

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Participation Investors
September 30, 2012
(Unaudited)

	Interest	Due			Market
Corporate Public Securities (A)	Rate	Date	Shares	Cost	Value

Common Stock - 0.02%
Intrepid Potash, Inc. (B)			185	$5,920	$3,974
Nortek, Inc. (B)			100	1	5,473
Rue21, Inc. (B)			350	6,650	10,903
Total Common Stock				12,571	20,350

Total Corporate Public Securities				$25,166,233	$26,864,165

	Interest	Due	Principal		Market
Short-Term Securities:	Rate/Yield^	Date	Amount	Cost	Value

Commercial Paper - 6.64%
Ecolab, Inc.	0.370%	10/05/12	$2,250,000	$2,250,000	$2,250,000
Kinder Morgan Energy Partners, L.P.	0.450	10/04/12	2,000,000	1,999,925	1,999,925
WPP CP Finance Plc	0.470	10/02/12	2,000,000	1,999,974	1,999,974
Xstrata Finance Canada Limited	0.450	10/03/12	2,250,000	2,249,944	2,249,944
Total Short-Term Securities				$8,499,843	$8,499,843

Total Investments	109.18%			$148,962,078	$139,661,995
Other Assets	4.27				5,461,903
Liabilities	(13.45)				(17,203,805)
Total Net Assets	100.00%				$127,920,093

(A)	In each of the convertible note, warrant, and common stock investments, the issuer has agreed to provide certain registration rights.
(B)	Non-income producing security.
(C)	Variable rate security; rate indicated is as of September 30, 2012.
(D)	Defaulted security; interest not accrued.
(E)	Illiquid security. As of September 30, 2012, the values of these securities amounted to $95,717,951 or 74.83% of net assets.
^	Effective yield at purchase
PIK-	Payment-in-kind

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2012
(Unaudited)

	Fair Value/		Fair Value/
Industry Classification:	Market Value		Market Value

AEROSPACE - 2.59%		BUILDINGS & REAL ESTATE - 1.70%
A E Company, Inc.	$260,028	Duke Realty Limited Partnership	$508,480
Alliant Techsystems Inc.	545,000	K W P I Holdings Corporation	-
B E Aerospace, Inc.	277,500	Masco Corporation	398,411
Merex Holding Corporation	437,264	Sunrise Windows Holding Company	1,073,668
Visioneering, Inc.	765,567	TruStile Doors, Inc.	189,030
Whitcraft Holdings, Inc.	1,023,286		2,169,589
	3,308,645
AUTOMOBILE - 5.71%		CHEMICAL, PLASTICS & RUBBER - 1.96%
Accuride Corp	513,750	Ashland Inc.	511,250
Avis Budget Car Rental	428,437	Capital Specialty Plastics, Inc.	567,149
DPL Holding Corporation	1,290,126	Nicoat Acquisitions LLC	673,518
F H Equity LLC	530,887	Omnova Solutions, Inc.	757,500
J A C Holding Enterprises, Inc.	845,514		2,509,417
Jason Partners Holdings LLC	25,511	CONSUMER PRODUCTS - 9.39%
Johnson Controls, Inc.	573,049	Baby Jogger Holdings LLC	1,038,847
K & N Parent, Inc.	1,049,861	Bravo Sports Holding Corporation	301,976
Ontario Drive & Gear Ltd.	927,869	Custom Engineered Wheels, Inc.	1,292,312
Penske Corporation	499,119	Ecolab, Inc.	2,250,000
Qualis Automotive LLC	623,439	Handi Quilter Holding Company	551,556
	7,307,562	K N B Holdings Corporation	2,285,735
BEVERAGE, DRUG & FOOD - 5.68%		Manhattan Beachwear Holding Company	936,590
Eatem Holding Company	1,101,126	Perry Ellis International, Inc.	388,125
F F C Holding Corporation	1,200,485	R A J Manufacturing Holdings LLC	845,543
Golden County Foods Holding, Inc.	-	Tranzonic Companies (The)	1,133,427
Hospitality Mints Holding Company	1,498,230	WP Supply Holding Corporation	983,423
Kraft Foods, Inc.	603,183		12,007,534
Snacks Parent Corporation	1,016,402	CONTAINERS, PACKAGING & GLASS - 4.35%
Spartan Foods Holding Company	1,170,747	Flutes, Inc.	209,916
Specialty Commodities, Inc.	149,684	P K C Holding Corporation	1,915,121
Tyson Foods, Inc.	523,750	P P T Holdings LLC	1,086,514
	7,263,607	Paradigm Packaging, Inc.	843,750
BROADCASTING & ENTERTAINMENT - 0.92%		Sealed Air Corporation	535,000
HOP Entertainment LLC	-	Vitex Packaging Group, Inc.	973,342
NBC Universal Media LLC	592,541		5,563,643
Time Warner Cable, Inc.	579,686
Sundance Investco LLC	-
Workplace Media Holding Company	-
	1,172,227

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Participation Investors
September 30, 2012
(Unaudited)

	Fair Value/		Fair Value/
Industry Classification: (Continued)	Market Value		Market Value

DISTRIBUTION - 2.65%		DIVERSIFIED/CONGLOMERATE, SERVICE - 11.45%
Duncan Systems, Inc.	$645,775	A S C Group, Inc.	$1,735,847
F C X Holdings Corporation	2,155,340	A W X Holdings Corporation	378,000
RM Holding Company	587,528	Advanced Technologies Holdings	710,136
	3,388,643	Anglogold Holdings PLC	630,000
DIVERSIFIED/CONGLOMERATE,		Apex Analytix Holding Corporation	1,155,263
MANUFACTURING - 12.71%		Associated Diversified Services	665,875
A H C Holding Company, Inc.	1,591,563	Bank of America Corporation	692,207
Arrow Tru-Line Holdings, Inc.	895,921	C R H America, Inc.	520,297
C D N T, Inc.	702,637	Church Services Holding Company	614,326
F G I Equity LLC	722,545	Clough, Harbour and Associates	90,972
G C Holdings	1,286,803	Crane Rental Corporation	1,193,511
HGGC Citadel Plastics Holding	1,020,730	ELT Holding Company	1,003,089
Ideal Tridon Holdings, Inc.	1,045,492	Equifax, Inc.	529,154
J.B. Poindexter Co., Inc.	500,000	HVAC Holdings, Inc.	1,243,291
K P H I Holdings, Inc.	1,103,001	Insurance Claims Management, Inc.	287,519
K P I Holdings, Inc.	1,450,763	Mail Communications Group, Inc.	274,844
LPC Holding Company	1,269,170	Nexeo Solutions LLC	19,799
MEGTEC Holdings, Inc.	336,451	Northwest Mailing Services, Inc.	1,606,285
Nortek, Inc.	5,473	Pearlman Enterprises, Inc.	-
O E C Holding Corporation	477,060	Safety Infrastructure Solutions	787,130
Postle Aluminum Company LLC	2,551,538	ServiceMaster Company	512,500
Truck Bodies & Equipment International	1,298,318		14,650,045
	16,257,465	ELECTRONICS - 2.16%
		Barcodes Group, Inc.	905,799
		Connecticut Electric, Inc.	857,851
		Jabil Circuit, Inc.	497,500
		Tech Data Corporation	509,031
			2,770,181

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2012
(Unaudited)

	Fair Value/		Fair Value/
Industry Classification: (Continued)	Market Value		Market Value

FINANCIAL SERVICES - 8.01%		HOME & OFFICE FURNISHINGS, HOUSEWARES, AND
Ally Financial, Inc.	$783,962	DURABLE CONSUMER PRODUCTS - 4.16%
Alta Mesa Financial Services	750,000	Connor Sport Court International, Inc.	$1,271,310
CIT Group, Inc.	520,202	H M Holding Company	90,675
Citigroup, Inc.	512,233	Home Décor Holding Company	332,331
DPC Holdings LLC	1,244,007	Monessen Holding Corporation	-
GATX Corporation	535,430	Royal Baths Manufacturing Company	332,261
General Electric Capital Corporation	591,508	Steelcase, Inc.	537,227
Goldman Sachs Group, Inc.	515,908	Transpac Holding Company	989,731
Morgan Stanley	544,245	U-Line Corporation	185,488
WPP CP Finance Plc	1,999,974	U M A Enterprises, Inc.	760,487
Xstrata Finance Canada Limited	2,249,944	Wellborn Forest Holding Company	820,125
	10,247,413		5,319,635
		LEISURE, AMUSEMENT, ENTERTAINMENT - 0.86%
HEALTHCARE, EDUCATION & CHILDCARE - 7.74%		Brunswick Corporation	506,250
Alere, Inc.	320,250	International Game Technology	599,743
American Hospice Management Holding LLC	2,117,566		1,105,993
CHG Alternative Education Holding Company	997,564	MACHINERY - 5.54%
DaVita, Inc.	520,000	A S A P Industries LLC	640,768
Healthcare Direct Holding Company	764,249	ABC Industries, Inc.	743,577
HealthSouth Corporation	546,250	Arch Global Precision LLC	1,128,706
Marshall Physicians Services LLC	495,909	E S P Holdco, Inc.	1,475,414
Qwest Diagnostic, Inc.	559,335	M V I Holding, Inc.	135,296
SouthernCare Holdings, Inc.	1,027,991	Motion Controls Holdings	1,045,903
Strata/WLA Holding Corporation	1,000,395	NetShape Technologies, Inc.	955,316
Synteract Holdings Corporation	1,441,814	Pacific Consolidated Holdings LLC	300,411
Touchstone Health Partnership	-	Thermadyne Holdings Corporation	266,250
Wheaton Holding Corporation	108,882	Welltec A/S	390,000
	9,900,205		7,081,641
		MEDICAL DEVICES/BIOTECH - 3.72%
		Coeur, Inc.	771,609
		E X C Acquisition Corporation	14,003
		ETEX Corporation	-
		Health Management Association	272,500
		MedSystems Holdings LLC	735,610
		MicroGroup, Inc.	355,449
		NT Holding Company	1,060,909
		Precision Wire Holding Company	1,555,640
		TherOX, Inc.	-
			4,765,720

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Participation Investors
September 30, 2012
(Unaudited)

	Fair Value/		Fair Value/
Industry Classification: (Continued)	Market Value		Market Value

MINING, STEEL, IRON & NON-PRECIOUS		TECHNOLOGY - 1.80%
METALS - 1.26%		Avaya, Inc.	$465,000
Alcoa, Inc.	$662,140	First Data Corporation	257,812
FMG Resources	248,750	Sencore Holding Company	-
Peabody Energy Corporation	500,000	Smart Source Holdings LLC	1,582,299
T H I Acquisition, Inc.	206,909		2,305,111
	1,617,799	TELECOMMUNICATIONS - 2.23%
NATURAL RESOURCES - 2.20%		All Current Holding Company	770,197
ArcelorMittal	496,725	CCO Holdings Capital Corporation	502,500
Headwaters, Inc.	309,575	Centurytel, Inc.	533,199
Intrepid Potash, Inc.	3,974	Cequel Communications Holdings I LLC	533,750
Kinder Morgan Energy Partners, L.P.	1,999,925	Sprint Nextel Corporation	515,000
	2,810,199		2,854,646
OIL & GAS - 7.23%		TRANSPORTATION - 1.05%
Bill Barrett Corporation	513,750	CHC Helicopter SA	1,027,500
Calumet Specialty Products Partners L.P.	941,875	Hertz Corporation	232,100
Chesapeake Energy Corporation	375,938	NABCO, Inc.	82,720
Coffeyville Resources LLC	27,755		1,342,320
Continental Resources, Inc.	522,500	WASTE MANAGEMENT / POLLUTION - 1.44%
Ensco PLC	640,142	Terra Renewal LLC	605,460
Everest Acquisition LLC/Everest Acquisition		Torrent Group Holdings, Inc.	1,235,716
Finance, Inc.	545,000		1,841,176
Hilcorp Energy Company	357,500
International Offshore Services LLC	337,500
MBWS Ultimate Holdco, Inc.	1,954,050	Total Investments - 109.18%	$139,661,995
MEG Energy Corporation	533,750
Niska Gas Storage Partners LLC	516,250
Northern Tier Energy LLC	319,740
Precision Drilling Corporation	266,250
Samson Investment Company	360,500
Unit Corporation	516,250
Weatherford International Limited	522,913
	9,251,663
PHARMACEUTICALS - 0.66%
CorePharma LLC	575,888
Valeant Pharmaceuticals International	263,125
	839,013
RETAIL STORES - 0.01%
Rue21, Inc.	10,903

Fair Value Hierarchy

The Company categorizes its investments measured at fair value in three levels, based on the inputs and assumptions used to determine fair value. These levels are as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Trust’s net assets as of September 30, 2012:

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Assets:	Total	Level 1	Level 2	Level 3

Restricted Securities
Corporate Bonds	$83,892,367	$-	$8,580,036	$75,312,331
Common Stock - U.S.	8,375,057	-	-	8,375,057
Preferred Stock	5,844,913	-	-	5,844,913
Partnerships and LLCs	6,185,650	-	-	6,185,650
Public Securities
Corporate Bonds	26,843,815	-	26,843,815	-
Common Stock - U.S.	20,350	20,350	-	-
Short-term Securities	8,499,843	-	8,499,843	-
Total	$139,661,995	$20,350	$43,923,694	$95,717,951

See information disaggregated by security type and industry classification in the Consolidated Schedule of Investments.

There were no transfers into or out of Level 1 and Level 2 assets

	Beginning					Transfers in	Ending
	balance	Included in				and/or	balance at
Assets:	at 12/31/2011	earnings	Purchases	Sales	Prepayments	out of Level 3	09/30/2012
Restricted Securities
Corporate Bonds	$84,969,256	$136,342	$12,681,114	$(8,617,284)	$(13,857,097)	$-	$75,312,331
Common Stock - U.S.	9,972,142	2,184,851	571,390	(4,353,326)	-	-	8,375,057
Preferred Stock	5,965,999	555,312	590,872	(1,267,270)	-	-	5,844,913
Partnerships and LLCs	6,021,318	306,806	64,107	(206,581)	-	-	6,185,650
	$106,928,715	$3,183,311	$13,907,483	$(14,444,461)	$(13,857,097)	$-	$95,717,951

ITEM 2. CONTROLS AND PROCEDURES.

(a) The principal executive officer and principal financial officer of the Registrant evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") as of a date within 90 days of the filing date of this report and based on that evaluation have concluded that such disclosure controls and procedures are effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There have been changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act)("internal controls") that occurred during the Registrant's last fiscal quarter.  The Registrant's investment adviser, Babson Capital Management LLC, who maintains the Registrant's internal controls, revised its internal controls to oversee State Street Bank & Trust who now provides certain administrative and accounting services to the Registrant.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Babson Capital Participation Investors

By (Signature and Title)*	/s/ Michael L. Klofas Michael L. Klofas, President

Date    November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael L. Klofas Michael L. Klofas, President

Date     November 29, 2012

By (Signature and Title)*	/s/ James M. Roy James M. Roy, Vice President and Chief Financial Officer

Date     November 29, 2012

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.